INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 3 － INVENTORIES, NET

	As of December 31,
	2023	2024

Goods for retail sales	753,055	677,730
Less: reserve for obsolete inventories	(78,526)	(75,830)
	674,529	601,900

For the years ended December 31, 2022, 2023 and 2024, no obsolete inventories or lower of cost or market adjustment was recognized.